SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015
Shares Excluded from Loss Per Share, potentially dilutive	30,933,349	28,322,661
Promissory Notes [Member]
Notes Fair Value	$ 5,669,058		$ 5,479,007
Second Promissory Notes [Member]
Notes Fair Value	$ 4,035,255		$ 1,532,123